Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 29, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
U.S. corporate federal income tax rate				21.00%	35.00%	35.00%
Net tax benefit related to Tax Reform Act			$ 175,200		$ 175,200
Transition tax expense				$ 2,400
Tax expense from revaluation of temporary return to provision adjustment				$ 3,400
Increase in effective tax rate on continuing operations				2.06%
Effective income tax rate				23.17%	21.11%	30.67%
Deferred tax assets write-off		$ 21,800		$ 21,300
Percentage of deferred tax assets write-off, other				0.66%
Domestic manufacturing deduction				(0.00%)	(2.58%)	(2.11%)
Tax Reform Act				0.18%	(10.01%)	0.00%
Non-current deferred tax liabilities included in deferred credits and other liabilities			329,300	$ 332,000	$ 329,300
Non-current deferred tax assets included in other assets			600	700	600
Net federal, state and foreign income taxes paid (refund received)				561,100	699,800	$ 329,300
Current federal and state income taxes receivable			212,500	26,200	212,500
Unrecognized tax benefits			48,845	48,605	48,845	44,088	$ 50,510
Amount of unrecognized tax benefits affects effective tax rate			48,200	48,000	48,200
Estimate of possible decrease in gross uncertain tax positions, exclusive of interest, as a result of the expiration of the statute of limitations				7,400
Expense (benefit) for interest and penalties				(4,000)	(2,200)	$ (2,800)
Accrued interest and penalties related to uncertain tax positions			16,100	11,200	16,100
Foreign Tax Credit Carryforwards [Member]
Income Tax Disclosure [Line Items]
Write off of foreign tax credit carryforward and related valuation allowance due to treasury dept regulations	$ 59,900
Write off of foreign tax credit carryforward and related valuation allowance due to change in tax status of subsidiary		$ 14,500
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
State net operating loss carryforwards			605,900	483,000	605,900
Foreign Country [Member]
Income Tax Disclosure [Line Items]
Foreign net operating loss carryforwards			$ 28,300	$ 58,600	$ 28,300
Maximum [Member] | State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Unused net operating loss carryforward expiration year				2038
Maximum [Member] | Foreign Country [Member]
Income Tax Disclosure [Line Items]
Unused net operating loss carryforward expiration year				2037
Minimum [Member] | State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Unused net operating loss carryforward expiration year				2019
Minimum [Member] | Foreign Country [Member]
Income Tax Disclosure [Line Items]
Unused net operating loss carryforward expiration year				2029